UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

SEMI-ANNUAL REPORT
December 31, 2013

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Segall Bryant & Hamill Small Cap Value Fund
Schedule of Investments	9
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18
Supplemental Information	23
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	COMMUNICATIONS – 6.0%
2,205	CBS Corp. - Class B	$140,547
1,800	Discovery Communications, Inc. - Class A*	162,756
315	Google, Inc. - Class A*	353,023
1,780	Viacom, Inc. - Class B	155,465
		811,791
	CONSUMER DISCRETIONARY – 13.4%
1,085	Amazon.com, Inc.*	432,687
3,375	Fastenal Co.	160,346
9,880	LKQ Corp.*	325,052
3,945	Lowe's Cos., Inc.	195,475
3,610	Macy's, Inc.	192,774
3,595	TJX Cos., Inc.	229,109
4,635	VF Corp.	288,946
		1,824,389
	CONSUMER STAPLES – 10.1%
3,540	Dollar General Corp.*	213,533
3,105	Energizer Holdings, Inc.	336,085
1,605	JM Smucker Co.	166,310
3,250	Nestle S.A. - ADR	239,168
4,915	Snyders-Lance, Inc.	141,159
4,035	TreeHouse Foods, Inc.*	278,092
		1,374,347
	ENERGY – 7.2%
2,380	Cameron International Corp.*	141,681
2,830	Dresser-Rand Group, Inc.*	168,753
680	EOG Resources, Inc.	114,131
2,670	Schlumberger Ltd.	240,594
5,165	Whiting Petroleum Corp.*	319,559
		984,718
	FINANCIALS – 15.3%
9,445	Air Lease Corp.	293,551
4,165	American International Group, Inc.	212,623
1,515	Berkshire Hathaway, Inc. - Class B*	179,618
5,095	Discover Financial Services	285,065
5,375	First Republic Bank	281,381
2,300	JPMorgan Chase & Co.	134,504
3,450	Reinsurance Group of America, Inc.	267,065
9,460	Umpqua Holdings Corp.	181,064
1,145	Visa, Inc. - Class A	254,969
		2,089,840

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 17.0%
3,875	Agilent Technologies, Inc.	$221,611
1,730	Allergan, Inc.	192,168
2,400	Baxter International, Inc.	166,920
12,835	Hologic, Inc.*	286,862
6,520	Hospira, Inc.*	269,146
1,185	Mettler-Toledo International, Inc.*	287,469
1,685	Pall Corp.	143,815
2,740	Perrigo Co.	420,481
6,150	Pfizer, Inc.	188,375
1,520	Techne Corp.	143,898
		2,320,745
	INDUSTRIALS – 14.1%
1,555	Boeing Co.	212,242
2,600	Danaher Corp.	200,720
1,900	Honeywell International, Inc.	173,603
5,860	ITT Corp.	254,441
1,025	Precision Castparts Corp.	276,032
2,415	Roper Industries, Inc.	334,912
2,815	Stericycle, Inc.*	327,019
1,480	WABCO Holdings, Inc.*	138,247
		1,917,216
	MATERIALS – 2.6%
2,090	Eastman Chemical Co.	168,663
2,375	LyondellBasell Industries N.V. - Class A	190,665
		359,328
	TECHNOLOGY – 11.1%
1,440	ANSYS, Inc.*	125,568
6,490	Aspen Technology, Inc.*	271,282
9,750	Cadence Design Systems, Inc.*	136,695
3,660	Cerner Corp.*	204,008
4,725	Guidewire Software, Inc.*	231,856
1,585	IHS, Inc. - Class A*	189,725
3,700	Red Hat, Inc.*	207,348
1,600	WESCO International, Inc.*	145,712
		1,512,194
	TOTAL COMMON STOCKS (Cost $11,950,149)	13,194,568

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.3%
$590,671	UMB Money Market Fiduciary, 0.01%1	$590,671

	TOTAL SHORT-TERM INVESTMENTS (Cost $590,671)	590,671

	TOTAL INVESTMENTS – 101.1% (Cost $12,540,820)	13,785,239
	Liabilities in Excess of other assets – (1.1)%	(155,239)

	TOTAL NET ASSETS – 100.0%	$13,630,000

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	17.0%
Financials	15.3%
Industrials	14.1%
Consumer Discretionary	13.4%
Technology	11.1%
Consumer Staples	10.1%
Energy	7.2%
Communications	6.0%
Materials	2.6%
Total Common Stocks	96.8%
Total Short-Term Investments	4.3%
Total Investments	101.1%
Liabilities in Excess of other assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $12,540,820)	$13,785,239
Receivables:
Fund shares sold	11,912
Dividends and interest	6,105
Due from Advisor	883
Prepaid expenses	14,659
Prepaid offering costs	16,178
Total assets	13,834,976

Liabilities:
Payables:
Investment securities purchased	181,971
Shareholder servicing fees (Note 7)	1,016
Auditing fees	7,264
Transfer agent fees and expenses	3,832
Administration fees	3,305
Fund accounting fees	1,817
Chief Compliance Officer fees	1,598
Custody fees	798
Trustees' fees and expenses	701
Accrued other expenses	2,674
Total liabilities	204,976

Net Assets	$13,630,000

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$12,381,870
Accumulated net investment loss	(14,723)
Accumulated net realized gain on investments	18,434
Net unrealized appreciation on investments	1,244,419
Net Assets	$13,630,000

Number of shares issued and outstanding	1,245,437
Net asset value per share	$10.94

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2013* through December 31, 2013 (Unaudited)

Investment Income:
Dividends	$38,319
Interest	33
Total investment income	38,352

Expenses:
Advisory fees	41,012
Administration fees	14,165
Transfer agent fees and expenses	12,254
Excise tax	11,033
Fund accounting fees	9,522
Registration fees	9,192
Custody fees	7,873
Auditing fees	7,265
Legal fees	4,994
Shareholder servicing fees (Note 7)	2,888
Trustees' fees and expenses	2,515
Chief Compliance Officer fees	2,306
Shareholder reporting fees	1,986
Miscellaneous	1,593
Insurance fees	503

Total expenses	129,101
Advisory fees waived	(41,012)
Other expenses absorbed	(35,014)
Net expenses	53,075
Net investment loss	(14,723)

Realized and Unrealized Gain from Investments:
Net realized gain on investments	18,434
Net change in unrealized appreciation/depreciation on investments	1,244,419
Net realized and unrealized gain on investments	1,262,853

Net Increase in Net Assets from Operations	$1,248,130

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 31, 2013* through December 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(14,723)
Net realized gain on investments	18,434
Net change in unrealized appreciation/depreciation on investments	1,244,419
Net increase in net assets resulting from operations	1,248,130

Capital Transactions:
Net proceeds from shares sold	12,840,594
Cost of shares redeemed1	(458,724)
Net increase in net assets from capital transactions	12,381,870

Total increase in net assets	13,630,000

Net Assets:
Beginning of period	-
End of period	$13,630,000

Accumulated net investment loss	$(14,723)

Capital Share Transactions:
Shares sold	1,289,767
Shares redeemed	(44,330)
Net increase in capital share transactions	1,245,437

*	Commencement of operations.
1	Net of redemption fee proceeds of $80.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period July 31, 2013* through December 31, 2013 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	(0.01)
Net realized and unrealized gain on investments	0.95
Total from investment operations	0.94

Redemption fee proceeds	-	2

Net asset value, end of period	$10.94

Total return3	9.40%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,630

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.67%	5
After fees waived and expenses absorbed	1.10%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.87)%	5
After fees waived and expenses absorbed	(0.30%)	5
Portfolio turnover rate	15%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	COMMUNICATIONS – 0.7%
36,177	Martha Stewart Living Omnimedia, Inc. - Class A*	$151,943

	CONSUMER DISCRETIONARY – 9.1%
7,125	Actuant Corp. - Class A	261,060
14,330	Aeropostale, Inc.*	130,260
2,855	Bob Evans Farms, Inc.	144,434
8,520	Chico's FAS, Inc.	160,517
6,390	Children's Place Retail Stores, Inc.*	364,038
6,295	Guess?, Inc.	195,586
3,775	Harman International Industries, Inc.	308,984
2,710	Huron Consulting Group, Inc.*	169,971
21,880	Wendy's Co.	190,794
55,670	Wet Seal, Inc. - Class A*	151,979
		2,077,623
	CONSUMER STAPLES – 2.6%
6,100	Fresh Del Monte Produce, Inc.	172,630
10,340	Pantry, Inc.*	173,505
3,630	Seneca Foods Corp. - Class A*	115,761
1,955	TreeHouse Foods, Inc.*	134,739
		596,635
	ENERGY – 6.8%
5,810	Advanced Energy Industries, Inc.*	132,817
19,835	Comstock Resources, Inc.	362,782
5,130	EnerSys, Inc.	359,562
13,650	Kodiak Oil & Gas Corp.*	153,016
26,102	Parker Drilling Co.*	212,209
76,580	PetroQuest Energy, Inc.*	330,826
		1,551,212
	FINANCIALS – 19.5%
13,165	Ameris Bancorp*	277,913
19,460	Arbor Realty Trust, Inc. - REIT	129,604
4,260	Bancfirst Corp.	238,815
6,710	BankUnited, Inc.	220,893
5,170	Banner Corp.	231,719
6,775	Berkshire Hills Bancorp, Inc.	184,754
4,165	BioMed Realty Trust, Inc. - REIT	75,470
10,920	Capstead Mortgage Corp. - REIT	131,914
55,090	Chimera Investment Corp. - REIT	170,779
48,148	First Busey Corp.	279,258
12,245	First Community Bancshares, Inc.	204,491
13,855	First Horizon National Corp.	161,411
16,750	First Niagara Financial Group, Inc.	177,885

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,565	FirstMerit Corp.	$145,940
10,940	Fulton Financial Corp.	143,095
7,650	Lakeland Financial Corp.	298,350
12,180	Peoples Bancorp, Inc.	274,172
4,745	Piper Jaffray Cos.*	187,665
9,005	Simmons First National Corp. - Class A	334,536
15,780	TFS Financial Corp.*	191,175
7,840	Urstadt Biddle Properties, Inc. - REIT	144,648
2,905	Weingarten Realty Investors - REIT	79,655
5,615	WesBanco, Inc.	179,680
		4,463,822
	HEALTH CARE – 7.6%
9,195	Alere, Inc.*	332,859
95,163	Alphatec Holdings, Inc.*	191,278
37,884	BioScrip, Inc.*	280,341
9,680	Emergent Biosolutions, Inc.*	222,543
3,875	Haemonetics Corp.*	163,254
4,065	Hill-Rom Holdings, Inc.	168,047
24,144	OraSure Technologies, Inc.*	151,866
10,070	Orthofix International N.V.*	229,797
		1,739,985
	INDUSTRIALS – 16.0%
4,645	Applied Industrial Technologies, Inc.	228,023
5,520	Astec Industries, Inc.	213,238
5,245	AZZ, Inc.	256,271
4,018	CLARCOR, Inc.	258,558
3,920	EMCOR Group, Inc.	166,365
5,817	ESCO Technologies, Inc.	199,290
35,917	Great Lakes Dredge & Dock Corp.*	330,436
8,230	Hillenbrand, Inc.	242,127
12,875	ITT Corp.	559,032
26,430	McDermott International, Inc.*	242,099
8,715	Orbital Sciences Corp.*	203,059
1,530	Preformed Line Products Co.	111,935
8,065	Schnitzer Steel Industries, Inc. - Class A	263,484
7,650	UTi Worldwide, Inc.	134,334
4,165	Watts Water Technologies, Inc. - Class A	257,689
		3,665,940
	MATERIALS – 12.8%
5,520	Allegheny Technologies, Inc.	196,678
8,837	AMCOL International Corp.	300,281
5,905	Carlisle Cos., Inc.	468,857

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
3,775	Coeur Mining, Inc.*	$40,959
5,130	Dynamic Materials Corp.	111,526
16,662	Harsco Corp.	467,036
9,490	Innospec, Inc.	438,628
3,290	Minerals Technologies, Inc.	197,630
6,485	Olin Corp.	187,092
7,550	OM Group, Inc.*	274,896
5,139	Sensient Technologies Corp.	249,344
		2,932,927
	TECHNOLOGY – 16.4%
90,290	Aviat Networks, Inc.*	204,055
51,310	Axcelis Technologies, Inc.*	125,196
8,230	BroadSoft, Inc.*	225,008
14,620	Electro Scientific Industries, Inc.	152,925
27,485	Extreme Networks, Inc.*	192,395
11,035	Fabrinet*	226,880
17,330	FormFactor, Inc.*	104,327
13,554	Logitech International S.A.	185,554
7,096	NETGEAR, Inc.*	233,742
6,680	Omnicell, Inc.*	170,540
14,520	ON Semiconductor Corp.*	119,645
16,460	Oplink Communications, Inc.*	306,156
23,330	PLX Technology, Inc.*	153,511
30,785	Polycom, Inc.*	345,716
7,840	PTC, Inc.*	277,458
70,385	Radisys Corp.*	161,182
16,053	Riverbed Technology, Inc.*	290,238
14,815	TTM Technologies, Inc.*	127,113
3,875	Universal Electronics, Inc.*	147,676
		3,749,317
	UTILITIES – 2.9%
4,320	American States Water Co.	124,114
2,810	Laclede Group, Inc.	127,967
4,165	New Jersey Resources Corp.	192,590
4,385	Portland General Electric Co.	132,427
3,290	Unitil Corp.	100,312
		677,410
	TOTAL COMMON STOCKS (Cost $19,733,103)	21,606,814

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.1%
$1,162,285	UMB Money Market Fiduciary, 0.01%	$1,162,285

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,162,285)	1,162,285

	TOTAL INVESTMENTS – 99.5% (Cost $20,895,388)	22,769,099
	Other assets in Excess of liabilities – 0.5%	117,483

	TOTAL NET ASSETS – 100.0%	$22,886,582

REIT – Real Estate Investment Trust

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	19.5%
Technology	16.4%
Industrials	16.0%
Materials	12.8%
Consumer Discretionary	9.1%
Health Care	7.6%
Energy	6.8%
Utilities	2.9%
Consumer Staples	2.6%
Communications	0.7%
Total Common Stocks	94.4%
Total Short-Term Investments	5.1%
Total Investments	99.5%
Other assets in Excess of liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $20,895,388)	$22,769,099
Receivables:
Investment securities sold	63,477
Dividends and interest	27,486
Fund shares sold	6,456
Due from Advisor	2,051
Prepaid expenses	23,067
Prepaid offering costs	15,215
Total assets	22,906,851

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	822
Auditing fees	7,987
Administration fees	3,304
Transfer agent fees and expenses	2,950
Fund accounting fees	2,671
Chief Compliance Officer fees	1,098
Custody fees	188
Trustees' fees and expenses	132
Accrued other expenses	1,117
Total liabilities	20,269

Net Assets	$22,886,582

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$20,748,514
Accumulated net investment loss	(8,759)
Accumulated net realized gain on investments	273,116
Net unrealized appreciation on investments	1,873,711
Net Assets	$22,886,582

Number of shares issued and outstanding	2,089,230
Net asset value per share	$10.95

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2013* through December 31, 2013 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,994)	$126,105
Interest	63
Total investment income	126,168

Expenses:
Advisory fees	75,506
Custody fees	14,212
Administration fees	14,164
Transfer agent fees and expenses	12,632
Fund accounting fees	11,613
Excise tax	10,996
Registration fees	10,305
Auditing fees	7,987
Legal fees	4,692
Shareholder servicing fees (Note 7)	3,422
Miscellaneous	2,493
Trustees' fees and expenses	1,958
Chief Compliance Officer fees	1,806
Shareholder reporting fees	986
Insurance fees	503

Total expenses	173,275
Advisory fees waived	(75,506)
Other expenses absorbed	(2,393)
Net expenses	95,376
Net investment income	30,792

Realized and Unrealized Gain from Investments:
Net realized gain on investments	417,779
Net change in unrealized appreciation/depreciation on investments	1,873,711
Net realized and unrealized gain on investments	2,291,490

Net Increase in Net Assets from Operations	$2,322,282

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 31, 2013* through December 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$30,792
Net realized gain on investments	417,779
Net change in unrealized appreciation/depreciation on investments	1,873,711
Net increase in net assets resulting from operations	2,322,282

Distributions to Shareholders:
From net investment income	(39,551)
From net realized gain	(144,663)
Total distributions to shareholders	(184,214)

Capital Transactions:
Net proceeds from shares sold	20,978,451
Reinvestment of distributions	143,714
Cost of shares redeemed	(373,651)
Net increase in net assets from capital transactions	20,748,514

Total increase in net assets	22,886,582

Net Assets:
Beginning of period	-
End of period	$22,886,582

Accumulated net investment loss	$(8,759)

Capital Share Transactions:
Shares sold	2,112,076
Shares reinvested	13,635
Shares redeemed	(36,481)
Net increase in capital share transactions	2,089,230

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period July 31, 2013* through December 31, 2013 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.02
Net realized and unrealized gain on investments	1.02
Total from investment operations	1.04

Less Distributions:
From net investment income	(0.02)
From net realized gain	(0.07)
Total distributions	(0.09)

Net asset value, end of period	$10.95

Total return2	10.44%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,887

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	4
After fees waived and expenses absorbed	1.19%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.59)%	4
After fees waived and expenses absorbed	0.39%	4
Portfolio turnover rate	29%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2013 (Unaudited)

Offering costs incurred with the start up of the Funds are amortized on a straight line basis over a period of twelve months from commencement of operations.  The All Cap Fund incurred offering costs of approximately $27,211 and the Small Cap Value Fund incurred offering costs of approximately $26,211.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period July 31, 2013 (commencement of operations) through December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”).  Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.95%, respectively, of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) to 1.10% of average daily net assets of the All Cap Fund.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) to 1.20% of average daily net assets of the Small Cap Value Fund.  These agreements are effective until October 31, 2014, and may be terminated by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2013 (Unaudited)

For the period July 31, 2013 (commencement of operations) through December 31, 2013, the Advisor waived its advisory fees and absorbed other expenses totaling $76,026 and $77,899 for the All Cap and Small Cap Value Funds, respectively.  The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At December 31, 2013, the amount of these potentially recoverable expenses was $76,026 and $77,899 for the All Cap and Small Cap Value Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than June 30, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period July 31, 2013 (commencement of operations) through December 31, 2013, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period July 31, 2013 (commencement of operations) through December 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$12,550,131	$20,898,321

Gross unrealized appreciation	$1,309,256	$2,331,936
Gross unrealized depreciation	(74,148)	(461,158)
Net unrealized appreciation on investments	$1,235,108	$1,870,778

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period July 31, 2013 (commencement of operations) through December 31, 2013, the All Cap and Small Cap Value Funds received $80 and $0, respectively, in redemptions fees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2013 (Unaudited)

Note 6 – Investment Transactions
For the period July 31, 2013 (commencement of operations) through December 31, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$13,172,877	$1,241,162
Small Cap Value Fund	23,311,089	3,995,765

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period July 31, 2013 (commencement of operations) through December 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$13,194,568	$-	$-	$13,194,568
Short-Term Investments	590,671	-	-	590,671
Total	$13,785,239	$-	$-	$13,785,239

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$21,606,814	$-	$-	$21,606,814
Short-Term Investments	1,162,285	-	-	1,162,285
Total	$22,769,099	$-	$-	$22,769,099

*	The Funds did not hold any Level 2 or 3 securities at period end.
1	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

INITIAL BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on June 19-20, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Fund”) series of the Trust (each a “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to each Fund and their compensation structure; reports comparing the proposed advisory fee and the estimated total expenses of each Fund compared to those of a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant category (each an “Expense Universe”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the composite performance of the Investment Advisor’s separately managed accounts with investment strategies similar to those of the All Cap Fund (the “All Cap Portfolio”) and separately managed accounts with investment strategies similar to those of the Small Cap Fund (the “Small Cap Portfolio”).  The Board also considered information provided at an in-person presentation by representatives of the Investment Advisor at a prior meeting.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for each proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to each Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of each Fund. The Board also considered information included in the meeting materials regarding the performance of the All Cap Portfolio and Small Cap Portfolio. The Board noted that the composite total returns of the All Cap Portfolio exceeded the returns of the Russell 3000 Index for three of the last five calendar years.  With respect to the Small Cap Portfolio, the Board observed that the composite total returns exceeded the Russell 2000 Value Index for each of the last five calendar years.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratios
With respect to the advisory fee and total expenses proposed to be paid by the Funds, the Board noted that the meeting materials indicated as follows:

•
The investment advisory fee proposed to be paid by the All Cap Fund (gross of fee waivers) was the same as the median advisory fee of the funds in its Peer Group at asset levels of up to $1 billion but higher than the median of funds in the Large Blend Expense Universe by 20 basis points at asset levels of up to $500 million.  The estimated total annual expenses for the All Cap Fund (net of fee waivers) were slightly higher (by two basis points) than the median expenses of the funds in its Peer Group and 25 basis points higher than the median expenses of funds in the Large Blend Expense Universe.

•
The investment advisory fee proposed to be paid by the Small Cap Fund (gross of fee waivers) was the same as the median advisory fee of the funds in the Peer Group but higher than the Expense Universe median by 15 basis points.  The estimated total annual expenses for the Small Cap Fund (net of fee waivers) were slightly higher (by five basis points) than the median expenses of the funds in its Peer Group and 17 basis points higher than the median expenses of the funds in the Small Value Expense Universe.

In considering the Funds’ proposed advisory fees, the Board noted that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to each Fund for the first year of each Fund’s operations.  The Board also considered that the proposed investment advisory fee for the All Cap Fund was higher than the Investment Advisor’s advisory fee for separate accounts managed using similar strategies to that which will used to manage the All Cap Fund, while the proposed investment advisory fee for the Small Cap Fund was equal to the Investment Advisor’s standard advisory fee schedule for separate accounts managed using similar strategies to that which will used to manage the Small Cap Fund.  The Board noted, however, that the Investment Advisor would oversee the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients.  In considering each Fund’s estimated total expenses, the Board noted that the estimated asset size of each Fund in its first year was significantly smaller than the average asset size of funds in the relevant Expense Universe. The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability and Economies of Scale
The Board considered information relating to the estimated profitability to the Investment Advisor of its relationship with each Fund in its first year of operations, taking into account estimated assets of $50 million, noting that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to each Fund during that year.  The Board noted that the estimated profitability of the Investment Advisor as a percentage of gross revenue in the first year of each Fund’s operations was reasonable.  The Board also noted the potential benefits received by the Investment Advisor as a result of its relationship with the Funds would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Funds and any favorable publicity arising in connection with the Funds’ performance.  The Board noted that during each Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement.

BOARD CONSIDERATION OF NEW INVESTMENT ADVISORY AGREEMENT

On January 31, 2014, Thoma Bravo, LLC (“Thoma Bravo”), a private equity firm, invested in the Investment Advisor to replace an existing investor’s investment and to provide a degree of liquidity to the senior founders of the firm (the “Transaction”).  The Transaction resulted in an assignment and termination of the then-existing advisory agreement with the Funds. In anticipation of the Transaction and these related events, at an in-person meeting held on December 5, 2013, the Board, including the Independent Trustees, reviewed and unanimously approved a new Investment Advisory Agreement (the “New Agreement”) between the Trust and the Investment Advisor with respect to the All Cap Fund and the Small Cap Fund.  The New Agreement allows the Investment Advisor to continue to serve as the investment advisor to the All Cap Fund and the Small Cap Fund under terms substantially similar to those of the Advisory Agreement, except that the New Agreement will terminate with respect to a Fund 150 days after its effective date unless it is approved by the shareholders of the Fund. If the New Agreement is approved with respect to a Fund by the shareholders of that Fund, it will continue in effect for a period of two years after its effective date.  In approving the New Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the New Agreement is in the best interests of each Fund and its shareholders.

At its December 2013 meeting, the Board reviewed information regarding the Transaction.  The Board noted the Investment Advisor’s indication that after the close of the Transaction, Thoma Bravo would own approximately 56% of the Investment Advisor, the remaining 44% of the Investment Advisor would continue to be owned by its employees, and governance of the Investment Advisor would be shared equally between Thoma Bravo and the existing principals of the Investment Advisor.

The Board also reviewed information about the performance of each Fund since its commencement on July 31, 2013.  The Board noted that for the one-month and two-month (since inception) periods ending September 30, 2013, the All Cap Fund had outperformed the Morningstar U.S. Core Index and the Russell 3000 Index, except that the Fund had underperformed the Russell 3000 Index by 102 basis points for the since-inception period; and the Small Cap Value Fund had outperformed the Morningstar Small Core Index and the Russell 2000 Index for the one-month period but underperformed those measures for the since-inception period by 113 basis points and 240 basis points, respectively.  The Board noted, however, that each Fund had been operating for a very short period, and that evaluation of each Fund’s performance over longer periods would be more meaningful.

The Board also considered the Investment Advisor’s indication that, except as described above, it did not anticipate that the Transaction would result in any material changes to the information previously presented to the Board in connection with the Board’s review of the Advisory Agreement at the Board’s June 2013 meeting.

Based on its review, including its consideration of the fact that the Investment Advisor’s compensation under the proposed New Agreement was the same as its compensation under the Advisory Agreement, the Board concluded that the New Agreement provided for fair and equitable compensation in light of the nature and quality of the services to be provided by the Investment Advisor to each Fund and its shareholders, and that approval of the New Agreement was in the best interest of each Fund and its shareholders.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLE
For the Periods Ended December 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from 7/31/13 (commencement of operations) to 12/31/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from 7/1/13 to 12/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	7/31/13*	12/31/13	7/31/13* – 12/31/13
Actual Performance**	$1,000.00	$1,094.00	$4.85
	7/1/13	12/31/13	7/1/13 – 12/31/13
Hypothetical (5% annual return before expenses)^	$1,000.00	$1,019.67	$5.59

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 154/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLE
For the Periods Ended December 31, 2013 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	7/31/13*	12/31/13	7/31/13* – 12/31/13
Actual Performance**	$1,000.00	$1,104.40	$5.31
	7/1/13	12/31/13	7/1/13 – 12/31/13
Hypothetical (5% annual return before expenses)^	$1,000.00	$1,019.18	$6.08

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 154/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
10 S. Wacker Drive, Suite 3500
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/6/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/6/14